GoodWill (Details) - Schedule of goodwill ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill [Abstract]
Beginning Balance	¥ 43,011		¥ 1,533,485
Acquisitions			14,051
Impairment loss	(43,011)		(1,504,525)
Ending Balance			¥ 43,011